Plan Interest in Master Trust	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Master Trust [Line Items]
EBP, Master Trust [Text Block]

5. PLAN INTEREST IN MASTER TRUST

All of the Plan’s investments are held in the Master Trust, which was established for the investment of assets of the Plan and two other retirement plans sponsored by the Plan Sponsor and its affiliates. Each participating retirement plan has an interest in the Master Trust. Use of the Master Trust permits the commingling of Plan assets with the assets of the participating plans for investment and administrative purposes. Although assets of the plans are commingled in the Master Trust, the Trustee maintains supporting records for the purpose of allocating the net gain or loss of the investment account to the participating plans.

The net assets and investments of the Master Trust and the Plan’s share at December 31, 2025 and 2024, are summarized as follows:

	2025		2024
	Master Trust	Plan's Share	Master Trust	Plan's Share
Investments, at fair value	2,524,000,622	2,269,307,939	2,171,505,908	1,934,605,219
Receivables:
Employer contributions	4,592,298	4,315,456	4,067,461	3,769,644
Notes receivable from participants	31,752,519	28,179,646	29,261,429	25,394,498
Total	2,560,345,439	2,301,803,041	2,204,834,798	1,963,769,361

The Plan’s interest in the net assets of the Master Trust at December 31, 2025 was 89.90 percent (2024 – 89.07 percent).

The net investment income of the Master Trust for the years ended December 31, 2025 and 2024, are summarized as follows:

	2025	‐	2024
Net realized and unrealized appreciation in fair value of investments	389,872,410		210,964,618
Interest and dividends	7,716,030		7,480,197
Net investment income of Master Trust	397,588,440		218,444,815

Plan's interest in Master Trust investment income	356,342,996		186,831,277